Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Dec. 31, 2024	$ 842,033	$ 841,915	$ 21,198	$ 359,280	$ (10,688)	$ 472,125	$ 118
Comprehensive income (loss) for the interim period
Profit for the interim period	23,912	23,846				23,846	66
Other comprehensive income (loss)	1,535	1,535			1,535		0
Total comprehensive income for the interim period	25,447	25,381			1,535	23,846	66
Equity at end of period at Mar. 31, 2025	867,480	867,296	21,198	359,280	(9,153)	495,971	184
Equity at beginning of period at Dec. 31, 2025	950,385	950,197	21,198	359,280	(4,904)	574,623	188
Comprehensive income (loss) for the interim period
Profit for the interim period	35,402	35,386				35,386	16
Other comprehensive income (loss)	(5,412)	(5,412)			(5,412)
Total comprehensive income for the interim period	29,990	29,974			(5,412)	35,386	16
Equity at end of period at Mar. 31, 2026	$ 980,375	$ 980,171	$ 21,198	$ 359,280	$ (10,316)	$ 610,009	$ 204